Stock Based Compensation Plans: (Details 3)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Stock Based Compensation Plans Details 3 [Abstract]
Risk free interest rate	0.66%	0.53%	0.34%
Expected term	2 years	2 years	2 years
Expected volatility	38.00%	38.00%	59.00%
Dividend yield	0.00%	0.00%	0.00%